Intangible Assets (Estimated Future Amortization Expense) (Details) - USD ($) $ in Millions	Oct. 31, 2015		Apr. 30, 2015		May. 31, 2014
Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 110.8
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	179.8		$ 187.4
Finite-Lived Intangible Assets, Amortization Expense, Year Two	132.4		139.6
Finite-Lived Intangible Assets, Amortization Expense, Year Three	115.2		92.9
Finite-Lived Intangible Assets, Amortization Expense, Year Four	106.5		78.1
Finite-Lived Intangible Assets, Amortization Expense, Year Five	100.5		70.9
Thereafter	255.9		162.1
Total	$ 1,001.1	[1]	$ 731.0	[2]	$ 950.7

[1]	Net intangible assets decreased from April 30, 2015 to October 31, 2015 by approximately $5.8 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.
[2]	Net intangible assets decreased from May 31, 2014, to April 30, 2015, by approximately $42.4 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.